Intangible assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	March 31, 2013	December 31, 2012

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(2,351,799)	(2,275,110)
Net intangible assets	$1,150,336	$1,227,025

	2012	2011

Patents, at cost	$3,502,135	$3,502,135
Less accumulated amortization	(2,275,110)	(1,968,353)
Net intangible assets	$1,227,025	$1,533,782

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Years ending December 31,	Amount

2013	$306,756
2014	306,756
2015	306,756
2016	306,757
Total	$1,227,025

Schedule of Intangible Assets and Goodwill [Table Text Block]
	Amount	Weighted Average Period (Years)

Patents	$3,502,135	11.4